4. Loans	9 Months Ended
Jun. 30, 2013
Notes
4. Loans

LOANS

At June 30, 2013 the Company owed $29,275 as loans to a less than 5% shareholder.  The notes have no definitive payment terms and bear no interest.  The Company will pay the balance off when it has the available funds.